Schedule of Investments
November 30, 2020 (unaudited)
MP 63 Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 98.14%

Aerospace/Aircraft/Defense - 3.62%
Boeing Co. (2)	4,285	902,892
Raytheon Technologies Corp.	28,991	2,079,235

		2,982,127
Auto Parts-Retail/Wholesale - 1.32%
Genuine Parts Co.	11,105	1,092,399

Banks-Money Center - 1.41%
Bank of America Corp.	41,241	1,161,347

Banks-Regional - 2.68%
Truist Financial Corp.	19,965	926,775
US Bancorp	29,720	1,284,201

		2,210,976
Beverages-Alcoholic/Soft Drink - 2.89%
Coca-Cola Co.	22,880	1,180,608
PepsiCo, Inc.	8,310	1,198,551

		2,379,159
Biological Products - 0.33%
Gilead Sciences, Inc.	4,420	268,161

Biotech & Pharmaceutical - 0.00%
Viatris, Inc. (2)	1	12

Cable & Other Pay Television Services - 1.76%
Comcast Corp. Class A	28,945	1,454,197

Chemicals - 0.07%
Sherwin Williams Co.	80	59,810

Chemicals-Diversified - 2.40%
RPM International, Inc.	22,467	1,977,321

Commercial Services - 2.22%
Ecolab, Inc.	8,226	1,827,406

Communications Equipment - 2.11%
Qualcomm, Inc.	11,830	1,741,021

Containers-Paper/Plastic - 1.30%
Amcor Plc.	94,460	1,070,232

Cosmetics & Personal Care - 1.42%
Colgate-Palmolive Co.	13,717	1,174,724

Diversified Operations - 3.17%
3M Co.	6,267	1,082,499
Corning, Inc.	40,967	1,532,985

		2,615,484
Electronic Equipment - 2.28%
Carrier Global Corp. (2)	9,845	374,799
Emerson Electric Co.	17,530	1,346,655
Otis Worldwide Corp	2,382	159,451

		1,880,905
Electronic-Semiconductors - 1.88%
Intel Corp.	32,000	1,547,200

Financial Services Misc - 2.24%
American Express Co.	3,770	447,084
Paychex, Inc.	15,070	1,403,771

	18,840	1,850,855
Food, Beverage & Tobacco - 0.05%
Brown Forman Corp. Class B	470	37,910

Food-Misc Preparation - 5.11%
Archer-Daniels-Midland Co.	20,015	996,147
Conagra Brands, Inc.	28,697	1,049,162
General Mills, Inc.	13,730	835,059
Hormel Foods Corp.	28,308	1,335,571

		4,215,939
Healthcare - 0.86%
AbbVie, Inc.	5,337	558,143
UnitedHealth Group, Inc.	455	153,035

		711,178
Household Appliances - 2.16%
Stanley Black & Decker, Inc.	9,678	1,783,752

Insurance-Life/Property/Casual - 2.66%
AFLAC, Inc.	21,830	958,992
Travelers Cos., Inc.	9,554	1,238,676

		2,197,668
Leisure Products - 1.02%
Polaris, Inc.	8,766	841,536

Leisure Services - 1.32%
The Walt Disney Co. (2)	7,366	1,090,242

Machinery-Constrct/Mining/Farm - 4.65%
Caterpillar, Inc.	9,244	1,604,666
Deere & Co.	8,536	2,233,188

		3,837,854
Machinery-Electrical Eqpmt - 3.68%
Dover Corp.	12,434	1,517,321
Johnson Controls International Plc.	8,030	369,701
Tennant Co.	17,108	1,148,973

		3,035,995
Manufacturing - 2.44%
Illinois Tool Works, Inc.	9,533	2,012,321

Medical/Dental-Supplies - 2.08%
Becton Dickinson & Co.	7,305	1,715,506

Medical Instruments/Products - 1.73%
Medtronic Plc.	12,570	1,429,209

Medical-Drugs - 5.09%
Abbott Laboratories	15,395	1,666,047
Johnson & Johnson	11,368	1,644,722
Merck & Co., Inc.	6,187	497,373
Pfizer, Inc.	10,090	386,548

		4,194,690
National Commercial Banks - 0.91%
JPMorgan Chase & Co.	6,390	753,253

Oil & Gas-International - 0.58%
Exxon Mobile Corp.	12,500	476,625

Oil, Gas & Consumable Fuels - 0.08%
Magellan Midstream Partners, L.P.	1,600	65,840

Paper & Paper Products - 1.45%
Kimberly Clark Corp.	8,590	1,196,673

Petroleum Refining - 0.00%
Chevron Corp.	1	87

Refuse Systems - 1.66%
Waste Management, Inc.	11,510	1,371,186

Retail-Catalog & Mail Order Houses - 1.01%
Amazon.com, Inc. (2)	262	830,026

Retail-Food & Restaurant - 2.12%
Starbucks Corp.	7,228	708,489
Yum! Brands, Inc.	9,825	1,039,485

		1,747,974
Retail-Variety Stores - 2.53%
Costco Wholesale Corp.	5,324	2,085,784

Retail/Wholesale-Bldg Products - 2.21%
HomeDepot, Inc.	6,580	1,825,358

Services-Computer Programming, Data Processing, Etc- 1.31%
Alphabet, Inc. Class A (2)	616	1,080,710

Services-Prepackaged Software - 2.54%
Microsoft Corp.	9,777	2,092,962

Shoes & Related Apparel - 0.99%
Nike, Inc. Class B	6,042	813,857

Soap, Detergent, Cleaning Preparations, perfumes, Cosmetics - 1.94%
Procter & Gamble Co.	11,533	1,601,588

Telecommunications Services - 0.92%
AT&T, Inc.	26,520	762,450

Textile-Apparel/Mill Products - 1.50%
VF Corp.	14,880	1,240,992

Transportation-Railroads - 2.39%
Union Pacific Corp.	9,671	1,973,658

Utility-Electric - 5.33%
Dominion Energy, Inc.	9,889	776,188
Duke Energy Corp.	12,131	1,124,059
MDU Resources Group, Inc.	20,940	522,243
NextEra Energy, Inc.	26,796	1,971,918

		4,394,408
Utility-Gas Distribution - 0.60%
National Fuel Gas Co.	12,010	494,452

Utility-Water - 2.09%
Essential Utilities, Inc.	38,095	1,724,942

Total Common Stock	(Cost $ 36,100,770)	80,929,961

Money Market Registered Investment Companies - 1.73%

Fidelity Investments Money Market Funds - Government Portfolio, Class I 0.01% (3)	1,427,996	1,427,996

Total Money Market Registered Investment Companies	(Cost $ 1,427,996)	1,427,996

Total Investments - 99.87%	(Cost $ 37,528,766)	82,357,957

Other Assets less Liabilities - .13%		107,653

Total Net Assets - 100.00%		82,465,610

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2020 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$82,357,957	$-
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$82,357,957	$-

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2) Represents non-income producing securities.
(3) Investment in affiliate. The yield shown represents the 7-day yield in effect at November 30, 2020.